Investments in Equity Investees (Tables)	6 Months Ended
Jun. 30, 2019
Investments in Equity Investees
Schedule of composition of equity investees

	June 30,	December 31,
	2019	2018
	(in US$’000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")	59,695	60,992
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")	78,593	68,812
Nutrition Science Partners Limited ("NSPL")	8,150	8,102
Other	539	412
	146,977	138,318

Summarized balance sheets for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Current assets	126,654	116,020	138,493	124,512	16,698	17,320
Non-current assets	98,552	100,353	97,568	98,532	—	—
Current liabilities	(86,064)	(73,974)	(77,644)	(84,357)	(398)	(1,117)
Non-current liabilities	(16,874)	(17,302)	(7,077)	(6,909)	—	—
Net assets	122,268	125,097	151,340	131,778	16,300	16,203
Non-controlling interests	(2,877)	(3,113)	—	—	—	—
	119,391	121,984	151,340	131,778	16,300	16,203

Summarized statements of operations for significant equity investees

	Commercial Platform				Innovation Platform
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL (note (a))
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30,		June 30,		June 30,
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Revenue	118,047	118,983	158,874	152,717	—	—
Gross profit	64,527	59,155	114,687	108,802	—	—
Interest income	81	37	289	407	134	43
Finance cost	(9)	(135)	—	—	—	—
Profit/(loss) before taxation	14,272	14,306	49,534	45,942	97	(4,818)
Income tax expense (note (b))	(2,286)	(2,362)	(7,479)	(7,127)	—	—
Net income/(loss)	11,986	11,944	42,055	38,815	97	(4,818)
Non-controlling interests	223	39	—	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	12,209	11,983	42,055	38,815	97	(4,818)

Notes:

(a)	NSPL did not have any activity for the six months ended June 30, 2019 and primarily incurred research and development expenses during the six months ended June 30, 2018.
(b)

The main entities within the HBYS and SHPL groups have been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entities were eligible to use a preferential income tax rate of 15% for the six months ended June 30, 2019 and 2018.

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees

	Commercial Platform				Innovation Platform (note)
	Consumer Health		Prescription Drugs		Drug R&D
	HBYS		SHPL		NSPL
	2019	2018	2019	2018	2019	2018
	(in US$’000)
Opening net assets after non-controlling interests as at January 1	121,984	110,616	131,778	132,731	16,203	38,401
Impact of change in accounting policy (ASC 842)	(19)	—	(2)	—	—	—
Net income/(loss) attributable to the shareholders of equity investee	12,209	11,983	42,055	38,815	97	(4,818)
Dividends declared	(14,615)	—	(21,731)	(31,538)	—	—
Other comprehensive (loss)/ income	(168)	1,693	(760)	2,339	—	—
Investments	—	—	—	—	—	16,000
Closing net assets after non-controlling interests as at June 30	119,391	124,292	151,340	142,347	16,300	49,583
Group’s share of net assets	59,695	62,146	75,670	71,173	8,150	24,792
Goodwill	—	—	2,923	3,103	—	—
Carrying amount of investments as at June 30	59,695	62,146	78,593	74,276	8,150	24,792

Note: The Innovation Platform includes other immaterial equity investees. As at June 30, 2019 and December 31, 2018, the aggregate carrying amount of investments in NSPL and other immaterial equity investees was approximately US$8,689,000 and US$8,514,000 respectively.

Schedule of equity investees capital commitments

June 30, 2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,750